Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt [Abstract]
Long-term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2024	Current	Non- current	December 31, 2023	Current	Non- current

Nordea Bank secured term loan	$15,833	$3,333	$12,500	$19,167	$3,334	$15,833
Alpha Bank secured term loans	31,850	4,200	27,650	36,050	4,200	31,850
less unamortized deferred financing costs	(224)	(90)	(134)	(331)	(107)	(224)
Total debt, net of deferred financing costs	$47,459	$7,443	$40,016	$54,886	$7,427	$47,459

Maturities of Debt Facilities
As at December 31, 2024, the maturities of the drawn portions of the debt facilities described above, are as follows:

Principal Repayment
Year 1	$7,533
Year 2	7,533
Year 3	26,783
Year 4	5,834
Total	$47,683